PROPERTY, PLANT AND EQUIPMENT (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
SCHEDULE OF PROPERTY, PLANT AND EQUIPMENT [Table Text Block]
	June 30, 2012	December 31, 2011
	(Unaudited)
Plant and building	$8,085,473	$8,029,268
Machinery and equipment	21,023,301	20,839,312
Office furniture and equipment	9,131,675	9,058,075
Transportation equipment	183,350	182,075

Total property, plant and equipment	38,423,799	38,108,730
Less: accumulated depreciation	(17,348,144)	(15,594,072)

Total property, plant and equipment, net	$21,075,655	$22,514,658

	As of December 31,
	2011	2010
Plant and building	8,029,268	7,721,664
Machinery and equipment	20,839,312	20,014,123
Office furniture and equipment	9,058,075	8,686,807
Transportation equipment	182,075	96,988

Total property, plant and equipment	38,108,730	36,519,582
Less: accumulated depreciation	(15,594,072)	(11,870,892)

Total property, plant and equipment, net	$22,514,658	$24,648,690